Long-term Debt and Capital Structure (Tables)	6 Months Ended
Jun. 30, 2019
Borrowings [Abstract]
Schedule of Long Term Debt
As at	Notes	June 30, 2019	December 31, 2018
Revolving Term Debt (1)	A	-	-
U.S. Dollar Denominated Unsecured Notes	B	7,212	9,241
Total Debt Principal		7,212	9,241
Debt Discounts and Transaction Costs		(60)	(77)
Long-Term Debt		7,152	9,164
Less: Current Portion		654	682
Long-Term Portion		6,498	8,482
(1)	Revolving term debt may include Bankers’ Acceptances, London Interbank Offered Rate based loans, prime rate loans and U.S. base rate loans.

Schedule Of Unsecured Notes Explanatory

The remaining principal amounts of the Company’s unsecured notes are:

As at June 30, 2019	US$ Principal Amount
5.70% due October 15, 2019	500
3.00% due August 15, 2022	500
3.80% due September 15, 2023	450
4.25% due April 15, 2027	962
5.25% due June 15, 2037	641
6.75% due November 15, 2039	1,400
4.45% due September 15, 2042	168
5.20% due September 15, 2043	58
5.40% due June 15, 2047	832
5,511

Summary of Net Debt to Adjusted EBITDA

Net Debt to Adjusted EBITDA (1)

As at	June 30, 2019	December 31, 2018
Current Portion of Long-Term Debt	654	682
Long-Term Debt	6,498	8,482
Less: Cash and Cash Equivalents	(64)	(781)
Net Debt	7,088	8,383

Net Earnings (Loss)	297	(2,669)
Add (Deduct):
Finance Costs	560	628
Interest Income	(19)	(19)
Income Tax Expense (Recovery)	(1,694)	(920)
DD&A	2,047	2,131
E&E Write-Down	2,126	2,123
Unrealized (Gain) Loss on Risk Management	(840)	(1,249)
Foreign Exchange (Gain) Loss, Net	12	854
Re-measurement of Contingent Payment	(290)	50
(Gain) Loss on Discontinuance	5	(301)
(Gain) Loss on Divestitures of Assets	800	795
Other (Income) Loss, Net	(5)	(12)
Adjusted EBITDA (2)	2,999	1,411

Net Debt to Adjusted EBITDA	2.4x	5.9x
(1)	IFRS 16 was adopted January 1, 2019 using the modified retrospective approach; therefore, comparative information has not been restated.
(2)	Calculated on a trailing twelve-month basis. Includes discontinued operations.

Summary of Net Debt to Capitalization	Net Debt to Capitalization
As at	June 30, 2019	December 31, 2018
Net Debt	7,088	8,383
Shareholders’ Equity	19,050	17,468
	26,138	25,851
Net Debt to Capitalization	27%	32%